Note 17 - Income Taxes	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of income tax [text block]
17	Income taxes

Income tax expense

A reconciliation between tax expense (recovery) and accounting income (loss) multiplied by the Company’s domestic tax rate for the years ended December 31, 2022 and 2021 is as follows:

	2022	2021 (As restated Note 8(g))

Income before income taxes	$208,730	$12,903,848

Income tax expense at the Company’s statutory tax rate of 26.5% (2021 – 26.5%)	55,314	3,419,520

Increase (decrease) in income taxes resulting from
Permanent differences	1,443,060	1,634,557
Prior year true-up	910	108,305
Changes in unrecognized temporary differences	(197,857)	(105,922)
Effect of foreign subsidiaries	(82,026)	(70,146)
Prior year loss applied in current year previously not recognized	(274,134)	(2,807,987)
Other	39,070	(887,345)
Rate adjustment	(22,170)	(140,065)

Income tax expense	962,167	1,150,917

Current tax expense	269,730	1,232,720
Deferred tax expense (recovery)	692,437	(81,803)
Income tax expense	962,167	1,150,917

Deferred taxes

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax values. The Company records deferred income tax recovery on losses in comprehensive income, when management views that it is probable that the deferred tax assets will be realized, based on historical profitability and forecasted future profitability.

Deferred tax assets (liabilities) as at December 31, 2022 comprised the following.

	2022	2021

Non-capital loss carryforwards	$385,905	$651,934
Property and equipment	(1,226,457)	(816,614)
Financing fees	72,432	128,018
SR&ED ITC credit	-	(227,634)
Lease liabilities	157,487	346,099
Deferred tax asset (liabilities)	(610,633)	81,803

As at December 31, 2022, the Company had non-capital losses of approximately $1,456,244 that are available to reduce future taxable income and for which a benefit has currently been recognized in the consolidated financial statements. The non-capital losses will expire as follows: 2038 – $79,214; 2039 - $645,353; 2040 – $731,677. The Company does not have any SR&ED Investment tax credits carry-forward for the year ended December 31, 2022 (2021 – $858,944).

Deferred tax assets have not been recognized for the Company’s operations in the US in respect of the following items:

	2022	2021

Non-capital loss carryforwards	$23,461,788	$24,230,225
Taxable temporary differences	(686,458)	(369,894)
	22,775,330	23,860,331

As at December 31, 2022, the Company had non-capital losses of approximately $102,013,679, which are available to reduce future taxable income and for which no benefit has currently been recognized in the consolidated financial statements. Certain of those losses are restricted under the Internal Revenue Code, Section 382, and amounted to $91,095,775. If unused, the non-capital losses incurred from before 2018 will expire from 2028 through 2037.

Under the CARES Act (The Coronavirus Aid, Relief, and Economic Security Act), losses incurred after the 2017 tax year can be carried forward indefinitely. This indefinite carry-forward period includes any NOLs from 2018, 2019 and 2020 that remain after they are carried back to tax years in the five-year carry-back period.